SHARE CAPITAL - Summary of Options Outstanding (Detail)	3 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2021 shares $ / shares
Canadian Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance at January 1, 2021 | shares	833,965	833,965
Number of Stock Options, Granted | shares
Number of Stock Options, Exercised | shares
Number of Stock Options, Expired / forfeited | shares	(20,443)	(20,443)
Number of Stock Options, Balance at March 31, 2021 | shares	813,522	813,522
Weighted Average Exercise Price, Balance at January 1, 2021 | $ / shares	$ 5.10
Weighted Average Exercise Price, Granted | $ / shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price, Expired / forfeited | $ / shares	6.84
Weighted Average Exercise Price, Balance at March 31, 2021 | $ / shares	$ 4.22
US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance at January 1, 2021 | shares	2,089,805	2,089,805
Number of Stock Options, Granted | shares	1,801,262	1,801,262
Number of Stock Options, Exercised | shares	(19,568)	(19,568)
Number of Stock Options, Expired / forfeited | shares
Number of Stock Options, Balance at March 31, 2021 | shares	3,871,499	3,871,499
Weighted Average Exercise Price, Balance at January 1, 2021 | $ / shares		$ 1.13
Weighted Average Exercise Price, Granted | $ / shares		2.21
Weighted Average Exercise Price, Exercised | $ / shares		0.73
Weighted Average Exercise Price, Expired / forfeited | $ / shares
Weighted Average Exercise Price, Balance at March 31, 2021 | $ / shares		$ 1.64